CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Considerations paid in business acquisitions, cash acquired	$ 349	$ 0	$ 2,148
Proceeds from disposal of subsidiaries, cash disposed		4
Proceeds from issuance of Series A preferred shares and ordinary shares to Alibaba Group (offering costs )	$ 458